SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of Consolidation

The financial statements presented herein represent the consolidated financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Group’s management reviews these estimates based on information that is currently available. Changes in facts and circumstances may cause the Group to revise its estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses and inventory write-down.

Fair value measurements

The established fair value hierarchy as defined by U.S. GAAP requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3 Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Group’s financial instruments include cash and cash equivalents, time deposits with maturities of more than three months recorded in short-term investments and long-term investments, accounts receivable, notes receivable, contract assets, amounts due from/to related parties, other receivables included in other current assets, accounts payable, notes payable, other current liabilities, short -term borrowings and long-term borrowings. Carrying amounts of these short-term financial instruments measured at amortized cost approximate their fair values due to their short-term nature. The fair value of long-term borrowings approximate to their carry amounts because the annual interest rates of such borrowings are similar to the prevailing market interest rate.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value measurements – continued

The following table presents the Group’s assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

As of December 31, 2024	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB
Short-term investments - structured financial products	—	362,195	—

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
Description	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
	RMB	RMB	RMB
Short-term investments - structured financial products	—	220,877	—

The structured financial products issued by commercial banks in People’s Republic of China (the “PRC”) are financial instruments with variable interest rates indexed mainly to exchange rates and/or price of commodities. In accordance with ASC 820, Fair Value Measurement, the Group elected the fair value option at the date of initial recognition to measure structured financial products at fair value on a recurring basis with changes in the fair value are recorded as interest income in the consolidated statements of operations and comprehensive (loss) income. The fair values of these structured financial products were determined by using Level 2 significant other observable input by applying the interest rate implied by the current quotation of underlying indices. The Group recorded fair value changes of short-term investments of RMB30,158, RMB13,586 and RMB5,197 as interest income in the consolidated statements of operations and comprehensive (loss) income, for the years ended December 31, 2023, 2024 and 2025.

Certain assets are measured at a non-recurring basis. The following table presents the fair value and losses recognized for the year ended December 31, 2025 due to impairment of the related assets.

As of December 31, 2025	Fair Value Measurements at Reporting Date Using
Significant
		Unobservable	Total Loss for
Description	Fair Value	Inputs (Level 3)	the Year
	RMB	RMB	RMB
Property and equipment	6,788	6,788	21,845

Property and equipment, right-of-use assets, intangible assets and long-term investments were primarily valued using the income approach based on discounted cash flows associated with the underlying assets, which incorporate certain assumptions including factors that the Group considers in deciding when performing an impairment review include, but are not limited to, significant under-performance of a business in relation to expectations, and significant changes or planned changes in the use of the assets. For the years ended December 31, 2023, 2024 and 2025, the Group recorded fair value changes of property and equipment of nil, nil and RMB21,845 as other operating income, net in the consolidated statements of operations and comprehensive (loss) income, respectively

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries located outside of PRC is the United States dollar (“US$”), Swiss Franc(“CHF”), Hong Kong dollar, Euro and other currencies such as Thai Baht, the functional currency of subsidiaries located in PRC is RMB.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, cost of revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive (loss) income in the consolidated statements of changes in shareholders’ equity.

Monetary assets and liabilities denominated in currencies other than the entity’s applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized as foreign exchange gain (loss), net in the consolidated statements of operations and comprehensive (loss) income.

Cash and cash equivalents

The Group classifies cash on hand, money market funds, and cash in bank with original maturities of three months or less, and are unrestricted as to withdrawal or use, as cash and cash equivalents.

Restricted cash

Restricted cash mainly represents the Group’s security deposits with respect to the Group’s credit card accounts, withdrawal or use is contractually restricted of these cash balances.

Accounts receivable, net

Accounts receivable mainly consists of amounts due from the Group’s customers, which are recorded net of allowance for credit losses. The Group manages customers by six pools — domestic PRC OEM customers, domestic PRC other customers, overseas OEM customers, overseas other customers, customers facing operational difficulties and other special customers. For the purposes of performing ongoing credit evaluation, the customers are aggregated into two portfolio segments by reviewing their credit rating and assessing allowance for credit loss based on expected credit loss model. Category 1 consists of the first four pools customers who have a relatively low credit risk and no default history. Category 2 is for customers facing operational difficulties and other special circumstances who have a relatively higher credit risk. The Group develops a current expected credit loss (“CECL”) model based on historical collection experience, the age of the accounts receivable balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. Account receivable balances are written off after all collection efforts have been exhausted. The expected credit loss rates for each Category as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
Category 1	0.83%	1.44%
Category 2	89.06%	100.00%

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Factoring arrangements

The Group enters into factoring agreements with third-party financial institutions. If the Group has transferred substantially all the risks and rewards of ownership of the receivables under the arrangement, the receivables are derecognized since the transaction qualifies as a transfer of financial assets to be considered as a sale under ASC 860. In determining whether the Group has transferred substantially all the risks and rewards of ownership, it considers credit risk, late-payment risk and right of recourse. Arrangements in which the Group derecognizes receivables result in changes in trade receivables, which are reflected as cash flows from operating activities. When receivables are sold with limited recourse and substantially all the risks and rewards associated with these receivables are not transferred, receivables are not derecognized. Where the Group does not derecognize the receivables, the cash received from the factor is classified as a financing cash inflow, the settlement of the receivables as an operating cash inflow and the repayment to the factoring as a financing cash outflow.

Inventories

Inventories consist of raw materials, work-in-process, and finished goods and are stated at lower of cost or net realizable value. Costs are computed under the weighted average method. Net realizable value is determined as estimated selling prices in the ordinary course of business, less reasonably predictable costs to sell. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as market trends, inventory ageing, and historical and forecasted customer demands. Inventory write-down is recorded as cost of revenues.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment except land are depreciated at rates sufficient to write off its costs less impairment, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Buildings	20 years
Electronic equipment	3 – 5 years
Machinery and equipment	10 years
Furniture and fixture	5 years
Transportation vehicles	4 years
Leasehold improvements	Over the shorter of the expected lease term or useful lives

Land held by the Group in perpetuity is located in Thailand and not depreciated and is stated at cost less impairment.

Interest expenses on outstanding debt are capitalized during the period of significant capital asset construction. Capitalized interest on construction in progress is included within property, plant and equipment, net and is amortized over the life of the related assets.

Intangible assets, net

Intangible assets are recognized and measured at cost upon acquisition. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

Software	3 – 10 years
Technology	3 – 8 years

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Land-use rights, net

Land-use rights are recognized and measured at cost upon acquisition. Following the initial recognition, land-use rights are carried at cost less any accumulated amortization and any accumulated impairment losses. According to the land-use rights government policy in the PRC, the useful life of land-use rights is 50 years.

Long-term investments

Investment in equity method investee

The Group uses equity method to account for common stock investments in entities over which it has significant influence but does not have controlling interests. Under the equity method of accounting, the Group’s share of the earnings or losses of the investee companies, impairments, and other adjustments required by the equity method are reflected in the consolidated statements of operations and comprehensive loss. When the Group’s share of losses in an investee equals or exceeds its carrying amount of the investment in the investee, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the investee or is otherwise committed to provide further financial support for the investee. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than temporary. The Group estimated the fair value of investments in equity investees under discounted cash flow analysis which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long-term growth rate of a company’s business, the estimation of the useful life over which cash flows would occur, and the determination of the weighted average cost of capital. The Group did not record any impairment on its equity method investment during the years ended December 31, 2023 and 2024. The Group recorded loss from disposal of one long-term investment of RMB1,724 for the year ended December 31, 2025.

Equity securities without readily determinable fair value

The Group has elected to measure the investment in equity securities without readily determinable fair value at cost minus impairment, if any, adjusted up or down for observable price changes. Any adjustment to the carrying amount is recorded in other income (loss), net. At each reporting period end, the Group makes a qualitative assessment considering impairment indicators to evaluate whether any of these investments is impaired. And if the fair value of an investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss. No fair value adjustment was recognized for the year ended December 31, 2023, 2024 and 2025.

Time deposits

Time deposits with maturities between three months and one year is recorded in short-term investments, and time deposits with maturities more than one year is recorded in long-term investments. The Company classifies the time deposits as held-to-maturity securities as the Company expects to receive all the principals and has the positive intent and ability to hold them to maturity.

Impairment of long-lived assets

The Group evaluates its long-lived assets including property and equipment, intangible assets, right-of-use assets and land-use rights for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group evaluates recoverability by comparing the carrying amount of the assets to future undiscounted net cash flows, including the estimated disposal value. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the difference between the carrying amount and fair value of these assets.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition

The Group recognizes revenue from sales of LiDAR products at a point in time when control of the products is transferred to the customers, which generally occurs upon delivery according to the terms of the underlying contracts. The Group’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit, and therefore the Group does not estimate returns. The Group’s standalone selling prices are based on the prices charged to customers for the single performance obligation which is transfer of control of products upon delivery to the customers or upon expiration of the customer acceptance period. Revenue is measured based on the transaction price and the quantity of parts specified in a contract with a customer. Discrete price adjustments, such as sales discounts, may occur in order for the Company to remain competitive with market prices. Revenue is measured as the amount of consideration expect to receive in exchange for transferring the promised goods, adjusted for any variable consideration such as price adjustments as estimated at contract inception. The Group estimates variable consideration at the most likely amount they will receive from customers and reduce revenues recognized accordingly. The Group includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Group estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of their anticipated performance and all relevant information (historical, current and forecasted) that is reasonably available to the Group. The Group adjusts the estimate of revenue at the earlier of when the value of consideration they expect to receive changes or when the consideration becomes fixed. For the years ended December 31, 2023, 2024 and 2025, revenue reductions arose from price adjustments were nil, RMB47,935 and RMB196,912. Amounts billed to customers for shipping and handling are included in revenue. Taxes collected from customers and remitted to governmental authorities are excluded from revenue on the net basis of accounting. Accounts receivables are due under normal trade terms, typically within 30 to 90 days.

For LiDAR solution that the Group offers customers with a combination of hardware, software, deployment and professional services and engineering design, development and validation service projects, control of the goods and services may be transferred over time or at a point in time depending on the terms of the contract. Control of the goods and services is transferred over time when the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. The Group recognizes revenue over time using an input method based on contract cost incurred to date compared to total estimated contract cost (cost-to-cost) as the services are provided. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

The Group utilizes the practical expedient under ASC 606 and does not disclose unsatisfied performance obligations for the Group’s contracts as these contracts generally have an original duration of less than one year.

The Group typically provides standard product warranties on LiDARs. For LiDARs used in autonomous mobility sector, such warranties last one to five years. For those used in advanced driver assistance system sector, such warranties cover no more than five years or 150 thousand kilometers, whichever comes first. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. The Group accrues estimated future warranty costs and charges to cost of revenues in the period that the related revenue is recognized. These estimates are based on historical warranty experience and any known or expected changes in warranty exposure, such as trends of product reliability and costs of repairing and replacing defective products. The Group also provides extended warranties as a service for an additional term ranging one to two additional years. For service type extended warranty contracts, the Group allocates revenue to this performance obligation on a relative standalone selling price basis and recognizes the revenue ratably over time during the effective period of the services. The Group recognized RMB10,413, RMB8,909 and RMB4,285 for extended warranty services, for the years ended December 31, 2023, 2024 and 2025, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition - continued

Changes in the Group’s accrued warranty liability were as follows:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance as of the beginning of the year	17,694	28,425	43,607
Warranty provision	26,247	32,078	48,731
Consumption	(15,516)	(16,896)	(14,666)
Balance as of the end of the year	28,425	43,607	77,672

A contract asset is recorded when the Group has transferred products or services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance in the contract. The Group records a contract asset for unbilled receivables for certain customers where the control of the goods or services has been transferred. A contract liability exists when the Group has received consideration but has not transferred the related goods or services to the customer. The Group’s contract liabilities mainly consist of payments received from customers before they received the products.

Cost of revenues

Cost of revenues for our products includes the manufacturing cost of LiDAR sensors, which primarily consists of direct material costs, personnel-related costs, purchasing costs, depreciation, amortization and overhead associated with manufacturing operations, accrued warranty costs, shipping costs, licensing fees, and write-downs of excess inventories and obsolete inventories.

Cost of revenues for our services includes cost of LiDAR solution and direct labor costs and related material costs relating to the fulfillment of services.

Research and development expenses

Research and development expenses consist primarily of personnel-related costs directly associated with research and development organization, with the remainder being prototype expenses, third-party engineering and contractor costs, an allocated portion of facility and IT costs and depreciation. The Group’s research and development costs are related to enhancing and developing additional functionality for its existing products and to new product development, including new releases and upgrades to LiDAR sensors. The Group expenses research and development costs as incurred.

Government grants

Government grants consist of cash subsidies received by the Group from PRC local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restrictions as to the use are recognized when cash is received. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled. Government grants received related to the purchases of long-term assets are used to net the cost of the respective assets.

(Loss) earnings per share

Basic (loss) earnings per share is computed by dividing net (loss) income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Group had share options and unvested RSUs, which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the share options is computed using the treasury stock method.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Share-based compensation

The Group grants share-based awards of the Company to eligible employees and accounts for these share-based awards in accordance with ASC 718, Compensation - Stock Compensation.

Share-based awards that are subject to both the service period and the occurrence of certain events as performance condition are measured at the grant date fair value and share-based compensation expenses are recognized for the cumulatively vested amount upon the completion of certain events first and then over the remaining requisite service period, net of actual forfeitures, if any.

Share-based awards that are subject to only the service period are measured at the grant date fair value and share-based compensation expenses are recognized on a straight-line basis over the requisite service period of the individual grants. The Group recognizes share-based compensation expenses based on the target number of Class B ordinary shares that may be earned pursuant to the award. Forfeitures are recognized as reductions to share-based compensation when they occur.

The fair value of the share options granted to employees is determined with the assistance of an independent valuation specialist using widely accepted valuation techniques, including discounted cash flow analysis on the expected future free cash flows and binomial option pricing model.

The Group accounts for the effects of a modification as described in ASC 718. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified. For vested options, the Group would recognize incremental compensation cost on the date of modification and for unvested options, the Group would recognize, prospectively and over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award.

Income Taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management considers all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.

Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023, 2024 and 2025.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases

The Group leases office space in Shanghai, PRC and California, USA under non-cancellable operating lease agreements that expire at various dates through December 31, 2029.

The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets (“ROU assets”) on its consolidated balance sheets at the lease commencement date. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. The Group measures the operating lease ROU assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. Some of the Group’s lease contracts include options to extend the leases for an additional period which have to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group does not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Modification to existing lease agreements, including changes to the lease term or payment amounts, are reviewed to determine whether they result in a separate contract. For modifications that do not result in a separate contract, the Group reviews the lease classification and re-measures the related ROU assets and lease liabilities at the effective date of the modification. If the carrying amount of the ROU asset is reduced to zero, the Group will recognize the remaining amount of the remeasurement as operating expenses in the consolidated statements of operations and comprehensive (loss) income.

Comprehensive (loss) income

Comprehensive (loss) income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive (loss) income is reported in the consolidated statements of operations and comprehensive (loss) income. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets consists of accumulated foreign currency translation adjustments.

Segment

The Chief Executive Officer, Chief Scientist and Chief Technology Officer (collectively referred to the “founders”) are identified as the chief operating decision maker (“CODM”).

The Group operates in one operating segment, which includes all activities related to the development, manufacturing, and delivery of LiDAR products. The determination of one single operating segment is consistent with the information presented in consolidated financial information regularly provided to the Group’s CODM.

As a single reportable segment entity, segment asset information is not used by the CODM to allocate resources. The measure used by CODM to assess performance and make operating decisions is net (loss) income as reported on the Group’s consolidated statements of operations. The CODM uses performance measure to monitor budget versus actual results. See Note 18 for a description of the Group’s disaggregated revenues by product line and geographic location.

Further, the CODM reviews and utilizes cost of revenues which are presented in the Group’s consolidated statements to manage the Group’s operation. Additional disaggregated significant segment expenses that are not separately presented on the Group’s consolidated statements of operations, are presented below for disaggregated payroll expenses recorded in sales and marketing expenses, general and administrative expenses and research and development expenses which are independently reviewed by the CODM.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Segment - continued

The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM:

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Net Revenues	1,876,989	2,077,157	3,027,573
Less:
Cost of revenues	1,215,611	1,192,572	1,762,477
Payroll expenses in sales and marketing expenses*	104,462	124,548	136,417
Payroll expenses in general and administrative expenses	175,600	146,239	138,176
Payroll expenses in research and development expenses	592,223	594,567	562,047
Other segment items**	265,061	121,607	(7,424)
Net (loss) income	(475,968)	(102,376)	435,880
*	Payroll expenses mainly consist of salaries, bonus, defined contribution plans, other social insurances, share-based compensation and other employee benefits.
**

Other segment items primarily include other operating income, net, interest income, interest expenses and other (loss) income, net as reported in Group’s consolidated statements of operations and professional service expenses.

The following tables represent property and equipment, net, intangible assets, net, operating lease right-of-use assets, and land use rights, net by geographical region.

	As of December 31,
	2024	2025
Chinese Mainland	1,082,352	1,232,831
Thailand	40,555	57,165
Switzerland	46,967	44,938
United States	4,247	7,156
Other regions	790	1,033
Total	1,174,911	1,343,123

Concentration of risks

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments, long-term investments, accounts receivable, contract assets and prepayments and other current assets.

The Group places its cash and cash equivalents, short-term investments and long-term investments in various financial institutions in the PRC, Hong Kong, and Singapore. The Group believes that no significant credit risk exists as all of the Group’s cash and cash equivalents are held with financial institutions that Group’s management assessment to be high credit quality.

Accounts receivable and contract assets are typically unsecured and are derived from revenue earned from the customers. The Group conducts credit evaluations of customers to whom credit terms are extended. The Group establishes an allowance for credit losses based on CECL model developed by the Group, which considers historical collection experience, the age of the accounts receivable balances, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Concentration of risks - continued

Prepayments and other current assets mainly consist of deposits of rent, and prepaid expenses, which can be applied for deduction of future payments for expenses. The Group has no significant concentration of credit risk with respect to its prepayments and other current assets.

Concentration of customers

The following customers accounted for 10% or more of revenue for the years ended December 31, 2023, 2024 and 2025:

	For the Year ended
	December 31,
	2023	2024	2025
Customer A	25.6%	33.7%	14.7%
Customer B	28.4%	*	*
Customer C	*	14.1%	17.1%
Customer D	*	*	10.0%

The following customers accounted for 10% or more of the Group’s accounts receivable, contract assets and notes receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Customer A	23.5%	*
Customer C	16.8%	12.5%
Customer D	11.8%	16.3%

Concentration of suppliers

The Group does not have suppliers accounted for 10% or more of purchases for the years ended December 31, 2023, 2024 and 2025.

Foreign currency risk

A significant portion of Group’s cash and cash equivalents, short-term investments and long-term investments are denominated in US$, fluctuations in exchange rates between US$ and RMB may result in foreign exchange gains or losses. The value of US$ is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group has cash and cash equivalents short-term investments and long-term investments that are denominated in US$, totaling US$295,881 and US$962,438 as of December 31, 2024 and 2025, respectively.

Recent issued accounting pronouncements adopted during the period:

In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosure (“ASU 2023-09”). The ASU requires disclosure of additional information in tax rate reconciliation table about federal, state and foreign income taxes and to provide more details about the reconciling items in some categories. Further, the ASU requires certain disclosures of income taxes paid (net of refunds received) for each annual period presented, disaggregated by domestic federal, domestic state and foreign. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-09 on a prospective basis during the year ended December 31, 2025, which resulted in updated income tax disclosures. See Note 20 in the accompanying notes to the consolidated financial statements for further details.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent issued accounting pronouncements not yet adopted:

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this update provide a practical expedient permitting an entity to assume that conditions at the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current classified accounts receivable and contract assets. This update is effective for annual periods beginning after December 15, 2025, including interim periods within those fiscal years. Adoption of this ASU can be applied prospectively for reporting periods after its effective date. Early adoption is permitted. The Company is currently evaluating the provisions of this ASU.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout ASC 350-40. The ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years. Adoption of this ASU can be applied prospectively for reporting periods after its effective date; or follow a modified transition approach that is based on the status of the respective projects and whether software costs were capitalized before the date of adoption; or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is permitted. The Company is currently evaluating the provisions of this ASU.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The ASU establishes authoritative guidance in GAAP about accounting for government grants received by business entities, clarifies the appropriate accounting, in an effort to reduce diversity in practice, and increase consistency of application across business entities. The ASU is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Adoption of this ASU can be applied a modified prospective approach, a modified retrospective approach, or a retrospective approach. Early adoption is permitted. The Company is currently evaluating the provisions of this ASU.

Convenience translation

The Group’s business is primarily conducted in Chinese Mainland and most of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US$ using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheet, consolidated statement of operations and comprehensive loss and consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the United States as of December 31, 2025.